Discontinued Operations - Income Statement Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income tax expense	$ 22,737	$ 43,065	$ 42,887
Income from discontinued operations, net of income tax	66,257	104,228	84,504
GoTo Business Division [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net revenues	682,185	629,440	579,792
Cost of net revenues	154,652	140,324	126,513
Gross margin	527,533	489,116	453,279
Research and development	93,892	83,018	66,898
Sales, marketing and services	209,475	189,560	205,307
General and administrative	63,270	50,068	43,357
Amortization of other intangible assets	14,097	11,254	3,994
Restructuring	3,721	1,750	6,332
Separation	54,084	6,173
Total operating expenses	438,539	341,823	325,888
Income from discontinued operations before income taxes	88,994	147,293	127,391
Income tax expense	22,737	43,065	42,887
Income from discontinued operations, net of income tax	$ 66,257	$ 104,228	$ 84,504